Borrowings - Borrowings Repayment Schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 45,465	£ 31,220	£ 30,794
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	12,121	3,737
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,410	1,745
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,544	889
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,580	2,206
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,493	1,833
More than 5 years | By instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	869	927
More than 5 years | Other than by instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 23,448	£ 19,883